Note 9 - Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases of Lessee Disclosure [Table Text Block]
Lease commitment

Year ended December 31, 2013	$1,285,000
Year ended December 31, 2014	750,000
$2,035,000